Income taxes (Details) - Schedule of provision/(benefit) for income tax	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision/(benefit) for income tax [Abstract]
Statutory rate	(21.00%)	21.00%	21.00%
State tax	(3.86%)	2.53%	3.31%
Permanent items	2.81%	3.17%	4.68%
Stock-based compensation deductions	(2.43%)	1.19%
R&D credits	(0.10%)	(0.70%)	(0.86%)
Foreign rate differential	2.62%	2.86%	1.33%
GILTI	4.78%
Total	(17.18%)	30.05%	29.46%